Other Intangible Assets, Net (Schedule Of Definite-Lived Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	$ 521,672	$ 369,370
Other intangible assets, Accumulated amortization	292,926	211,217
Other intangible assets, net	228,746	158,153
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	290,217	189,446
Other intangible assets, Accumulated amortization	152,331	110,194
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	193,868	150,162
Other intangible assets, Accumulated amortization	114,384	81,709
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	12,518	11,217
Other intangible assets, Accumulated amortization	10,016	8,622
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	14,487	15,469
Other intangible assets, Accumulated amortization	11,111	9,535
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	10,582	3,076
Other intangible assets, Accumulated amortization	$ 5,084	$ 1,157